Share-based Payment - Schedule of Weighted-average Assumptions Used for Determination of Fair Values of Stock Options (Detail)	12 Months Ended
	Oct. 31, 2018 CAD ($) yr	Oct. 31, 2017 CAD ($) yr
Two thousand and eighteen stock options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate %	1.73%
Expected dividend yield	3.62%
Expected price volatility	15.86%
Expected life of option | yr	6.64
Weighted-average fair value | $	$ 7.68
Two thousand and seventeen stock options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate %		1.27%
Expected dividend yield		3.81%
Expected price volatility		17.24%
Expected life of option | yr		6.67
Weighted-average fair value | $		$ 6.51